Note 10 - Accounts Payable and Accrued Liabilities	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of accounts payable and accrued liabilities explanatory [text block]
10.	Accounts Payable and Accrued Liabilities

	November 30,	November 30,
	2020	2019
	($)	($)
Trade payables (1)	923,197	410,614
Accrued liabilities	1,540,229	1,163,109
Payroll and tax withholding	110,511	60,729
Total	2,573,937	1,634,452

(1)
Trade payables at
November 30, 2020
include
$314,123
due to certain key management personnel for expenses incurred on behalf of the Company in
November 2020 (
November 30, 2019 –
$296,113
). The Company settled this amount in
December 2020.